SEGMENT INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
SEGMENT INFORMATION
Net Sales Adjusted Earning Before Interest, Taxes, Depreciation and Amortization and Other Measures for Reportable Segments and Total Continuing Operations

	Facilities Maintenance	Waterworks	Power Solutions	White Cap	Corporate & Other	Total Continuing Operations
Three Months Ended August 4, 2013
Net Sales	$638	$601	$456	$336	$226	$2,257
Adjusted EBITDA	125	50	18	24	1	218
Depreciation(1) & Software Amortization	11	3	2	4	9	29
Other Intangible Amortization	20	1	4	5	3	33

Three Months Ended July 29, 2012
Net Sales	$571	$527	$440	$307	$214	$2,059
Adjusted EBITDA	109	39	20	18	6	192
Depreciation(1) & Software Amortization	10	2	2	3	7	24
Other Intangible Amortization	19	24	4	5	8	60

	Facilities Maintenance	Waterworks	Power Solutions	White Cap	Corporate & Other	Total Continuing Operations
Six Months Ended August 4, 2013
Net Sales	$1,199	$1,124	$918	$646	$438	$4,325
Adjusted EBITDA	225	88	36	38	(5)	382
Depreciation(1) & Software Amortization	22	5	3	8	17	55
Other Intangible Amortization	40	2	9	10	6	67

Six Months Ended July 29, 2012
Net Sales	$1,068	$988	$855	$573	$411	$3,895
Adjusted EBITDA	194	67	34	26	4	325
Depreciation(1) & Software Amortization	19	4	3	6	15	47
Other Intangible Amortization	38	48	9	10	15	120

(1) Depreciation includes amounts recorded within Cost of sales in the Consolidated Statements of Operations and Comprehensive Income (Loss).

The following tables present Net sales, Adjusted EBITDA, and certain other measures for each of the reportable segments and total continuing operations for the periods indicated (amounts in millions):

	Fiscal Year 2012
	Net Sales	Adjusted EBITDA	Depreciation(1) & Software Amortization	Other Intangible Amortization	Total Assets(2)	Capital Expenditures
Facilities Maintenance	$2,182	$389	$39	$79	$2,463	$35
Waterworks	2,028	137	10	96	1,562	12
Power Solutions	1,787	72	7	18	816	4
White Cap	1,178	56	12	20	521	22
Corporate & Other	860	29	28	30	1,972	42

Total continuing operations	$8,035	$683	$96	$243	$7,334	$115

	Fiscal Year 2011
	Net Sales	Adjusted EBITDA	Depreciation(1) & Software Amortization	Other Intangible Amortization	Total Assets(2)	Capital Expenditures
Facilities Maintenance	$1,870	$318	$30	$75	$2,264	$32
Waterworks	1,772	112	5	95	1,562	5
Power Solutions	1,625	50	5	20	775	5
White Cap	981	17	14	19	481	16
Corporate & Other	780	11	31	35	1,656	51

Total continuing operations	$7,028	$508	$85	$244	$6,738	$109

	Fiscal Year 2010
	Net Sales	Adjusted EBITDA	Depreciation(1) & Software Amortization	Other Intangible Amortization	Total Assets(2)	Capital Expenditures
Facilities Maintenance	$1,682	$282	$28	$75	$2,265	$20
Waterworks	1,659	94	5	94	1,582	2
Power Solutions	1,462	49	5	19	740	2
White Cap	852	(10)	20	19	439	3
Corporate & Other	794	(4)	41	37	2,063	18

Total continuing operations	$6,449	$411	$99	$244	$7,089	$45

(1)
Depreciation includes amounts recorded within Cost of sales in the Consolidated Statements of Operations.

(2)
Total Assets include amounts attributable to discontinued operations for the periods prior to the dispositions.

Reconciliation of Adjusted EBITDA to Income (Loss) from Continuing Operations
	Three Months Ended		Six Months Ended
	August 4, 2013	July 29, 2012	August 4, 2013	July 29, 2012
Total Adjusted EBITDA	$218	$192	$382	$325
Depreciation and amortization	62	84	122	167
Stock-based compensation	5	5	8	10
Management fees and expenses	1	2	2	3
Other	—	(2)	—	(1)
Operating income (loss)	150	103	250	146
Interest expense	144	158	291	324
Loss on extinguishment & modification of debt	46	—	87	220
Other (income) expense, net	20	—	20	—
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(60)	(55)	(148)	(398)
Provision (benefit) for income taxes	12	1	55	34
Income (loss) from continuing operations	$(72)	$(56)	$(203)	$(432)

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Total Adjusted EBITDA	$683	$508	$411
Depreciation and amortization	339	329	343
Stock-based compensation	16	20	17
Management fees and expenses	5	5	5
Restructuring	—	—	8
Goodwill & other intangible asset impairment	152	—	—
Other	—	(1)	1

Operating income	171	155	37
Interest expense	658	639	623
Loss on extinguishment of debt	709
Other (income) expense, net	—	—	(1)

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(1,196)	(484)	(585)
Provision (benefit) for income taxes	3	79	28

Income (loss) from continuing operations	$(1,199)	$(563)	$(613)